Document and Entity Information	Jan. 27, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001820852
Document Type	8-K
Document Period End Date	Jan. 27, 2022
Entity Registrant Name	SPORTS ENTERTAINMENT ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39583
Entity Tax Identification Number	85-2324373
Entity Address, Address Line One	Golden Bear Plaza
Entity Address, Address Line Two	11760 US Highway
Entity Address, Address Line Three	Suite W506
Entity Address, City or Town	North Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33408
City Area Code	(561)
Local Phone Number	402-0741
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock 00001 Par Value And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	SEAH.U
Security Exchange Name	NYSE
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock included as part of the units
Trading Symbol	SEAH
Security Exchange Name	NYSE
Redeemable Warrants Included As Part Of The Units Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 1150 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	SEAH WS
Security Exchange Name	NYSE